Loss Per Share - Summary of Loss Per Share (Parenthetical) (Details) - shares shares in Millions	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Feb. 28, 2018
Earnings Per Share [Abstract]
Warrants exercisable		6.2
Simple warrants exercisable	2.2	5.1	0.4
Performance warrants exercisable	2.0	4.5	3.4